Loans (Summary of Impaired Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 57,548	$ 54,270	$ 63,219
Unpaid principal balance	59,794	57,662	68,743
Impaired Financing Receivable, Related Allowance	(4,664)	(4,064)	(2,655)
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	44,994
Recorded Investment With an Allowance Recorded		43,448
Unpaid principal balance	46,112
Unpaid Principal Balance With an Allowance Recorded		45,942
Impaired Financing Receivable, Related Allowance	(2,325)	(1,895)
Commercial | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment	495
Unpaid principal balance	495
Impaired Financing Receivable, Related Allowance	(1,468)
Commercial | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,766
Recorded investment with no related allowance recorded	1,711	1,764
Unpaid Principal Balance With an Allowance Recorded		2,132
Unpaid principal balance with no related allowance recorded	1,711	1,764
Impaired Financing Receivable, Related Allowance		(175)
Commercial | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	11,875
Recorded Investment With an Allowance Recorded		9,305
Recorded investment with no related allowance recorded	26,904	26,284
Unpaid principal balance	12,232
Unpaid Principal Balance With an Allowance Recorded		9,305
Unpaid principal balance with no related allowance recorded	27,630	27,906
Impaired Financing Receivable, Related Allowance	(2,254)	(1,655)
Commercial | Pass | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	884
Unpaid principal balance with no related allowance recorded	884
Commercial | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	648
Recorded Investment With an Allowance Recorded		659
Recorded investment with no related allowance recorded	2,972	3,670
Unpaid principal balance	675
Unpaid Principal Balance With an Allowance Recorded		685
Unpaid principal balance with no related allowance recorded	2,980	3,679
Impaired Financing Receivable, Related Allowance	(71)	(65)
Commercial | Loss | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Unpaid principal balance with no related allowance recorded		471
One-to-Four Family Residential
Financing Receivable, Impaired [Line Items]
Recorded investment	2,582
Recorded Investment With an Allowance Recorded		2,532
Unpaid principal balance	2,582
Unpaid Principal Balance With an Allowance Recorded		2,532
Impaired Financing Receivable, Related Allowance	(396)	(408)
One-to-Four Family Residential | Substandard | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	50
Unpaid principal balance with no related allowance recorded	50
One-to-Four Family Residential | Substandard | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	1,748
Recorded Investment With an Allowance Recorded		1,750
Recorded investment with no related allowance recorded	257
Unpaid principal balance	1,748
Unpaid Principal Balance With an Allowance Recorded		1,750
Unpaid principal balance with no related allowance recorded	257
Impaired Financing Receivable, Related Allowance	(384)	(386)
One-to-Four Family Residential | Special Mention | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	527
Recorded Investment With an Allowance Recorded		782
Unpaid principal balance	527
Unpaid Principal Balance With an Allowance Recorded		782
Impaired Financing Receivable, Related Allowance	(12)	(22)
One-to-Four Family Residential | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		2,532	1,750
Unpaid principal balance		2,532	1,750
Impaired Financing Receivable, Related Allowance		(408)	(369)
One-to-Four Family Residential | Real Estate Loans | Substandard | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,750
Unpaid Principal Balance With an Allowance Recorded		1,750
Impaired Financing Receivable, Related Allowance		(386)
One-to-Four Family Residential | Real Estate Loans | Special Mention | Less Than 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		782
Unpaid Principal Balance With an Allowance Recorded		782
Impaired Financing Receivable, Related Allowance		(22)
One-to-Four Family Residential | Real Estate Loans | Special Mention | => 60% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			1,750
Unpaid Principal Balance With an Allowance Recorded			1,750
Impaired Financing Receivable, Related Allowance			(369)
Construction and Land
Financing Receivable, Impaired [Line Items]
Recorded investment	2,164
Recorded Investment With an Allowance Recorded		1,709
Unpaid principal balance	2,822
Unpaid Principal Balance With an Allowance Recorded		2,607
Construction and Land | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	2,164	1,709
Unpaid principal balance with no related allowance recorded	2,822	2,607
Construction and Land | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		1,709	4,562
Unpaid principal balance		2,607	5,495
Impaired Financing Receivable, Related Allowance			(36)
Construction and Land | Real Estate Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			2,410
Recorded investment with no related allowance recorded		1,709	2,152
Unpaid Principal Balance With an Allowance Recorded			3,079
Unpaid principal balance with no related allowance recorded		2,607	2,416
Impaired Financing Receivable, Related Allowance			(36)
Multi Family
Financing Receivable, Impaired [Line Items]
Recorded investment	3,762
Recorded Investment With an Allowance Recorded		2,945
Unpaid principal balance	4,232
Unpaid Principal Balance With an Allowance Recorded		2,945
Impaired Financing Receivable, Related Allowance	(343)	(338)
Multi Family | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	517	523
Unpaid principal balance with no related allowance recorded	517	523
Multi Family | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment	2,410
Recorded Investment With an Allowance Recorded		1,552
Recorded investment with no related allowance recorded	835	870
Unpaid principal balance	2,410
Unpaid Principal Balance With an Allowance Recorded		1,552
Unpaid principal balance with no related allowance recorded	1,305	870
Impaired Financing Receivable, Related Allowance	(343)	(338)
Multi Family | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		2,945	5,083
Unpaid principal balance		2,945	7,378
Impaired Financing Receivable, Related Allowance		(338)	(121)
Multi Family | Real Estate Loans | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded		523	504
Unpaid principal balance with no related allowance recorded		523	504
Multi Family | Real Estate Loans | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded			1,187
Recorded investment with no related allowance recorded		870
Unpaid Principal Balance With an Allowance Recorded			1,632
Unpaid principal balance with no related allowance recorded		870
Impaired Financing Receivable, Related Allowance			(121)
Multi Family | Real Estate Loans | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded			3,392
Unpaid principal balance with no related allowance recorded			5,242
Commercial And Industrial Loans
Financing Receivable, Impaired [Line Items]
Recorded investment	2,091	2,043
Recorded Investment With an Allowance Recorded		2,043
Unpaid principal balance	2,091	2,043
Unpaid Principal Balance With an Allowance Recorded		2,043
Impaired Financing Receivable, Related Allowance	(1,468)	(1,393)
Commercial And Industrial Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		462
Recorded investment with no related allowance recorded	1,557	921
Unpaid Principal Balance With an Allowance Recorded		462
Unpaid principal balance with no related allowance recorded	1,557	921
Impaired Financing Receivable, Related Allowance		(1,393)
Commercial And Industrial Loans | Special Mention
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded	39	660
Unpaid principal balance with no related allowance recorded	39	660
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	1,955
Recorded Investment With an Allowance Recorded		1,593
Unpaid principal balance	1,955
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance	(132)	(30)
Home Equity Line of Credit [Member] | Substandard
Financing Receivable, Impaired [Line Items]
Recorded investment	1,591
Recorded Investment With an Allowance Recorded		1,593
Unpaid principal balance	1,591
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance	(110)	(30)
Home Equity Line of Credit [Member] | Special Mention
Financing Receivable, Impaired [Line Items]
Recorded investment	364
Unpaid principal balance	364
Impaired Financing Receivable, Related Allowance	(22)
Commercial | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		43,448	51,824
Unpaid principal balance		45,942	54,120
Impaired Financing Receivable, Related Allowance		(1,895)	(2,129)
Commercial | Real Estate Loans | Substandard | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,766
Recorded investment with no related allowance recorded		1,764
Unpaid Principal Balance With an Allowance Recorded		2,132
Unpaid principal balance with no related allowance recorded		1,764
Impaired Financing Receivable, Related Allowance		(175)
Commercial | Real Estate Loans | Substandard | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		9,305	20,766
Recorded investment with no related allowance recorded		26,284	25,590
Unpaid Principal Balance With an Allowance Recorded		9,305	21,782
Unpaid principal balance with no related allowance recorded		27,906	26,870
Impaired Financing Receivable, Related Allowance		(1,655)	(2,129)
Commercial | Real Estate Loans | Special Mention | Less Than 35 % LTV
Financing Receivable, Impaired [Line Items]
Recorded investment with no related allowance recorded			661
Unpaid principal balance with no related allowance recorded			661
Commercial | Real Estate Loans | Special Mention | => 35% LTV
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		659
Recorded investment with no related allowance recorded		3,670	4,807
Unpaid Principal Balance With an Allowance Recorded		685
Unpaid principal balance with no related allowance recorded		3,679	4,807
Impaired Financing Receivable, Related Allowance		(65)
Commercial | Real Estate Loans | Loss [Member]
Financing Receivable, Impaired [Line Items]
Unpaid principal balance with no related allowance recorded		471
Home Equity and Lines of Credit | Real Estate Loans
Financing Receivable, Impaired [Line Items]
Recorded investment		1,593
Unpaid principal balance		1,593
Impaired Financing Receivable, Related Allowance		(30)
Home Equity and Lines of Credit | Real Estate Loans | Substandard
Financing Receivable, Impaired [Line Items]
Recorded Investment With an Allowance Recorded		1,593
Unpaid Principal Balance With an Allowance Recorded		1,593
Impaired Financing Receivable, Related Allowance		$ (30)